Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of income taxes [Abstract]
Schedule of Detailed Information About Components Of Income Taxes Explanatory
	For the Year Ended December 31,
	2025	2024	2023
	$ Thousands
Current taxes on income
In respect of current year	7,971	18,321	11,049
Deferred tax expense
Creation and reversal of temporary differences	20,273	22,231	14,150
Total tax expense on income	28,244	40,552	25,199

Schedule of Detailed Information About Reconciliation Between Theoretical Tax Expense Benefit On Pre Tax Income Loss And Actual Income Tax Expenses Explanatory
	For the Year Ended December 31,
	2025	2024	2023
	$ Thousands
Profit from continuing operations before income taxes	176,508	93,324	81,157
Statutory tax rate	17.00%	17.00%	17.00%
Tax computed at the statutory tax rate	30,006	15,865	13,797

Increase/(decrease) in tax in respect of:
Different tax rate applicable to subsidiaries operating overseas	9,551	5,551	4,371
Income subject to tax at a different tax rate	-	-	178
Non-deductible expenses	4,818	3,842	2,144
Exempt income	(5,324)	(4,523)	(4,949)
Taxes in respect of prior years	(266)	346	522
Tax in respect of foreign dividend	-	3,488	6,665
Tax in respect of gain on loss in control in the CPV Renewable	(639)	10,909	-
Share of non-controlling interests in entities transparent for tax purposes	(5,351)	(6,036)	-
Tax losses and other tax benefits for the period regarding which deferred taxes were not recorded	(4,591)	5,444	608
Other differences	40	5,666	1,863
Tax expense on income included in the statement of profit and loss	28,244	40,552	25,199

Schedule of Deferred Tax Assets and Liabilities Recognized
	Property plant and equipment	Carryforward of losses and deductions for tax purposes	Financial instruments	Other*	Total
	$ Thousands
Balance of deferred tax (liability) asset as at January 1, 2024	(157,499)	120,778	(1,350)	(82,657)	(120,728)
Changes recorded on the statement of profit and loss	(33,677)	30,570	175	(19,299)	(22,231)
Changes recorded in other comprehensive income	-	-	973	(2,963)	(1,990)
Changes recorded from business combinations	12,067	-	194	(12,778)	(517)
Translation differences	3,189	82	(3)	(2,783)	485
Balance of deferred tax (liability)/asset as at December 31, 2024	(175,920)	151,430	(11)	(120,480)	(144,981)
Changes recorded on the statement of profit and loss	(4,479)	20,956	27	(36,777)	(20,273)
Changes recorded in other comprehensive income	-	-	1	31,442	31,443
Changes recorded from business combinations	-	-	-	-	-
Translation differences	(25,020)	6,280	2	(96)	(18,834)
Balance of deferred tax (liability)/asset as at December 31, 2025	(205,419)	178,666	19	(125,911)	(152,645)

*	This amount includes deferred tax arising from intangibles, undistributed profits, non-monetary items, associated companies and trade receivables distribution.

Schedule of Detailed Information About Deferred Taxes Are Presented In Statements Of Financial Position Explanatory
	As at December 31,
	2025	2024
	$ Thousands
As part of non-current assets	9,925	2,733
As part of non-current liabilities	(162,570)	(147,714)
	(152,645)	(144,981)

Schedule of Detailed Information About Tax And Deferred Tax Liabilities Explanatory
	As at December 31,
	2025	2024
	$ Thousands
Losses for tax purposes	74,000	40,080